1. Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income, as reported	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 8,397,532	$ 6,231,298
Less: dividends to preferred shareholders									103,125	101,563
Net income available to common shareholders									$ 8,294,407	$ 6,129,735
Weighted average number of common shares used in calculating earnings per share									5,139,297	5,084,102
Earnings per common share	$ .40	$ 0.44	$ 0.39	$ 0.38	$ .30	$ 0.35	$ 0.29	$ 0.27	$ 1.61	$ 1.21